Preferred, Common Shares and Additional paid in capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Preferred, Common Shares and Additional paid in capital

8.       Preferred, Common Shares and Additional paid in capital:

Preferred Shares: Star Bulk is authorized to issue up to 25,000,000 preferred shares, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of December 31, 2020 and 2021 the Company had not issued any preferred shares.

Common Shares: As per the Company’s Amended and Restated Articles of Incorporation, Star Bulk is authorized to issue up to 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company’s common shares entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, holders of common shares are entitled to ratably receive all dividends, if any, declared by the Company’s Board of Directors out of funds legally available for dividends. Holders of common shares do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. All outstanding common shares are fully paid and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company may issue in the future.

On November 29, 2018, the Company announced a share repurchase program to purchase up to an aggregate of $50.0 million of the Company’s common shares. The timing and amount of any repurchases will be in the sole discretion of the Company’s management team, and will depend on legal requirements, market conditions, share price, alternative uses of capital and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares. The repurchase program has no expiration date and may be suspended or terminated by the Company at any time without prior notice. Common shares repurchased as part of this program will be cancelled by the Company. Pursuant to this share repurchase program, during the fourth quarter of 2018, the Company repurchased 341,363 of its common shares in open market transactions at an average price of $9.17 for an aggregate consideration of $3,145, including minor commissions. All the aforementioned repurchased shares were canceled and removed from the Company’s share capital on January 3, 2019.

Pursuant to this share repurchase program, during the twelve month period ended December 31, 2019, the Company repurchased 1,020,000 shares from a non-related party shareholder in a private transaction at a price of $8.40 per share, for an aggregate consideration of $8.6 million and 1,579,195 shares in open market transactions at an average price of $7.49 for an aggregate consideration of $11,831. The repurchased shares were cancelled and removed from the Company’s share capital as of December 31, 2019.

In January 2019, the Company issued 999,336 common shares in connection with the acquisition of Star Janni and Star Marianne.

During the year ended December 31, 2019, the Company issued 4,503,370 shares to Delphin Shipping LLC in connection with the acquisition of 11 dry bulk vessels.

During the year ended December 31, 2019, the Company issued 883,700 shares to the Company’s directors and employees in connection with its equity incentive plans (Note 10). On November 20, 2019, the Company’s Board of Directors declared a cash dividend of $4,804 (or $0.05 per common share) for the third quarter of 2019, in line with the dividend policy established in November 2019. The total dividend amount was paid in December 2019.

During the year ended December 31, 2020, the Company issued 1,073,490 shares to the Company’s directors and employees in connection with its equity incentive plans (Note 10). In addition, within 2020 the Company paid a cash dividend of $ 4,804 (or $0.05 per common share) for the fourth quarter of 2019, in line with the dividend policy established in November 2019.

On August 5, 2021, the Board of Directors authorized a new share repurchase program of up to an aggregate of $50.0 million. The terms and conditions of the program are substantially similar to the terms and conditions of the Company’s previous share repurchase program. During the year ended December 31, 2021, the Company repurchased 466,268 shares in open market transactions at an average price of $22.01 per share, for an aggregate consideration of $10.3 million. The repurchased shares were cancelled and removed from the Company’s share capital as of December 31, 2021.

As further discussed in Note 5, during the year ended December 31, 2021 the Company issued 2,100,000 and 3,000,000 of its common shares in connection with the delivery of the three E.R. Acquisition Vessels and the seven Eneti Acquisition Vessels, respectively. In addition, during the same period, the Company cancelled its 6,971 treasury shares.

8.       Preferred, Common Shares and Additional paid in capital – (continued):

On June 24, 2021, OCM XL Holdings, L.P., a special purpose holding vehicle owned indirectly by certain funds and accounts managed by Oaktree Capital Management, L.P., the Company’s largest shareholder, completed an underwritten secondary sale of 2,382,775 common shares of the Company at a price of $22.00 per share. The Company did not sell any common shares and did not receive any proceeds as a result of this secondary sale.

On July 1, 2021, the Company entered into two “at the market” offering programs, one with Jefferies LLC (“Jefferies”) and one with Deutsche Bank Securities Inc. (“Deutsche Bank” and together with Jefferies, the “Sales Agents”). In accordance with the terms of each at-the-market sale agreement with Jefferies and Deutsche Bank, the Company may offer and sell a number of its common shares, having an aggregate offering price of up to $75,000 at any time and from time to time through each of the Sales Agents, as agent or principal. The Company intends to use the net proceeds from any sales under the two “at the market” offering programs for capital expenditures, working capital, debt repayment, funding for vessel and other asset or share acquisitions or for other general corporate purposes, or a combination thereof. As of December 31, 2021, no shares have been sold from the Company under either of the two offering programs.

During the year ended December 31, 2021, the Company issued 521,310 shares to the Company’s directors and employees in connection with its equity incentive plans (Note 10). In addition, pursuant to its dividend policy, the Company during the year ended December 31, 2021 declared a cash dividend of $230,473 (or $0.30, $0.70 & $1.25 per common share for the first, second and third quarters of 2021, respectively), out of which an amount of $233 remains outstanding as of December 31, 2021.